As filed with the Securities and Exchange Commission on March 21, 2019

Securities Act Registration Statement No. 033-66528

Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment	☐
Post-Effective Amendment No. 77	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 78	☒

(Check appropriate box or boxes)

OLD WESTBURY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

760 Moore Road

King of Prussia, PA 19406

(Address of Principal Executive Offices, including Zip Code)

Nicola R. Knight, Esq.

Bessemer Investment Management LLC

630 Fifth Avenue

New York, New York 10111

(Name and Address of Agent for Service)

COPY TO:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485; or
☐	On (date) pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 77 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 76 to the Corporation’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 21st day of March, 2019.

OLD WESTBURY FUNDS, INC.

By:
David W. Rossmiller, President*

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 21st day of March, 2019.

Name	Title	Date

	President*	March 21, 2019
David W. Rossmiller

	Director*	March 21, 2019
Patricia L. Francy

	Director*	March 21, 2019
George Wilcox

	Director*	March 21, 2019
J. David Officer

	Director*	March 21, 2019
Alexander Ellis III

	Director*	March 21, 2019
R. Keith Walton

	Treasurer, Principal Financial Officer*	March 21, 2019
Matthew A. Rizzi

*By: /s/ Yvette M. Garcia _

Yvette M. Garcia

As Attorney-in-Fact

March 21, 2019

EXHIBIT INDEX

Exhibit No. Description

101. INS XBRL Instance Document

101. SCH XBRL Taxonomy Extension Schema Document

101. DEF XBRL Taxonomy Extension Definition Linkbase

101. LAB XBRL Taxonomy Extension Label Linkbase

101. PRE XBRL Taxonomy Extension Presentation Linkbase